PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
VY
®
T. Rowe Price
Growth Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.6%
Communication Services : 15.2%
612,397
(1)
Alphabet, Inc. - Class A
$ 92,429,079
6.1
97,393
(1)
Alphabet, Inc. - Class
C
14,829,058
1.0
5,269
(2)(3)
Epic Games, Inc.
3,178,261
0.2
149,282  Meta Platforms, Inc.
- Class A
72,488,354
4.8
32,725
(1)
Netflix, Inc.
19,874,874
1.3
205,688
(1)
Pinterest, Inc. - Class A
7,131,203
0.5
39,441
(1)
Spotify Technology SA
10,408,480
0.7
60,721
T-Mobile US, Inc.
9,910,882
0.6
230,250,191
15.2
Consumer Discretionary : 13.8%
680,003
(1)
Amazon.com, Inc.
122,658,941
8.1
1,544
Booking Holdings, Inc.
5,601,447
0.4
4,198
(1)
Chipotle Mexican Grill,
Inc.
12,202,620
0.8
594,759
(1)
Coupang, Inc.
10,580,763
0.7
90,955
Dollar General Corp.
14,194,437
0.9
17,372
Ferrari NV
7,573,150
0.5
31,318
(1)
Floor & Decor
Holdings, Inc. - Class A
4,059,439
0.3
159,695  Las Vegas Sands
Corp.
8,256,232
0.5
84,328
NIKE, Inc. - Class B
7,925,145
0.5
543,383
(1)(4)
Rivian Automotive, Inc.
- Class A
5,950,044
0.4
33,578
Ross Stores, Inc.
4,927,907
0.3
35,090
(1)
Tesla, Inc.
6,168,471
0.4
210,098,596
13.8
Consumer Staples : 0.2%
60,180
(1)(4)
Maplebear, Inc. - GS
2,244,112
0.2
Energy : 0.8%
225,825
Schlumberger NV
12,377,468
0.8
Financials : 2.4%
140,095
Charles Schwab Corp.
10,134,472
0.7
34,563
Chubb Ltd.
8,956,310
0.6
110,667
(1)
Fiserv, Inc.
17,686,800
1.1
36,777,582
2.4
Health Care : 11.8%
18,083
(1)
Argenx SE, ADR
7,119,639
0.5
48,263
Cigna Group
17,528,639
1.1
38,119
Danaher Corp.
9,519,077
0.6
65,537
Eli Lilly & Co.
50,985,164
3.4
56,696
(1)
Intuitive Surgical, Inc.
22,626,807
1.5
69,172
(1)
Legend Biotech Corp.,
ADR
3,879,857
0.3
18,170
Stryker Corp.
6,502,498
0.4
18,404  Thermo Fisher
Scientific, Inc.
10,696,589
0.7
71,220  UnitedHealth Group,
Inc.
35,232,534
2.3
23,287
(1)
Vertex
Pharmaceuticals, Inc.
9,734,199
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
35,806
Zoetis, Inc.
$ 6,058,733
0.4
179,883,736
11.8
Industrials : 3.3%
40,703
Airbus SE
7,498,689
0.5
55,291
(1)
Ceridian HCM Holding,
Inc.
3,660,817
0.2
6,816
Cintas Corp.
4,682,797
0.3
40,358  Old Dominion Freight
Line, Inc.
8,850,913
0.6
18,046  Rockwell Automation,
Inc.
5,257,341
0.4
68,980
TransUnion
5,504,604
0.4
184,100
(1)
Uber Technologies,
Inc.
14,173,859
0.9
49,629,020
3.3
Information Technology : 50.6%
8,661  Accenture PLC - Class
A
3,001,989
0.2
32,212
(1)
Adobe, Inc.
16,254,175
1.1
69,342
(1)
Advanced Micro
Devices, Inc.
12,515,538
0.8
1,576  Amphenol Corp.
- Class A
181,792
0.0
2,301,805
(2)(3)
Ant International Co. -
Balanced Owed
2,321,600
0.2
684,969
Apple, Inc.
117,458,484
7.7
21,484
ASML Holding NV
20,849,577
1.4
60,272
(1)
Atlassian Corp. - Class
A
11,759,670
0.8
564,260
(1)
Aurora Innovation, Inc.
1,591,213
0.1
43,500
(1)
Autodesk, Inc.
11,328,270
0.7
114,676
(1)
Dynatrace, Inc.
5,325,553
0.3
172,800
(1)
Fortinet, Inc.
11,803,968
0.8
154,800
Intel Corp.
6,837,516
0.4
30,557
Intuit, Inc.
19,862,050
1.3
10,532
Lam Research Corp.
10,232,575
0.7
7,871
(2)(3)
Magic Leap, Inc. -
Class A
37,781
0.0
75,166  Mastercard, Inc.
- Class A
36,197,691
2.4
473,534
Microsoft Corp.
199,225,225
13.1
2,099
(1)
Monday.com Ltd.
474,101
0.0
6,735
(1)
MongoDB, Inc.
2,415,440
0.2
156,086
NVIDIA Corp.
141,033,066
9.3
18,590  Roper Technologies,
Inc.
10,426,016
0.7
63,093
Salesforce, Inc.
19,002,350
1.3
30,251
(1)
ServiceNow, Inc.
23,063,362
1.5
147,507
(1)
Shopify, Inc. - Class A
11,383,115
0.7
19,431
(1)
Snowflake, Inc. - Class
A
3,140,050
0.2
51,440
(2)(3)
Stripe, Inc. - Class B
1,337,440
0.1
12,700
(1)
Synopsys, Inc.
7,258,050
0.5
30,682  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
4,174,286
0.3
32,298
(1)
Teledyne Technologies,
Inc.
13,866,177
0.9

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Growth Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
159,956
Visa, Inc. - Class A
$ 44,640,521
2.9
768,998,641
50.6
Materials : 0.5%
16,624
Linde PLC US
7,718,856
0.5
Total Common Stock
(Cost $950,661,588)
1,497,978,202
98.6
PREFERRED STOCK : 1.2%
Consumer Discretionary : 0.5%
53,128
(5)
Dr Ing hc F Porsche
AG
5,284,015
0.3
38,487
(2)(3)
Rappi, Inc. - Series E
874,425
0.1
37,201
(2)(3)
Sila Nanotechnologies,
Inc., - Series F
754,436
0.0
18,931
(2)(3)
Waymo LLC., Series
A-2
1,168,043
0.1
8,080,919
0.5
Health Care : 0.6%
21,625
Sartorius AG
8,587,541
0.6
Industrials : 0.1%
159,700
(2)(3)
GM Cruise Holdings,
LLC Class F
932,648
0.1
132,943
(2)(3)
Nuro, Inc. - Series C
543,737
0.0
1,476,385
0.1
Total Preferred Stock
(Cost $22,933,478)
18,144,845
1.2
Total Long-Term
Investments
(Cost $973,595,066)
1,516,123,047
99.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.7%
Repurchase Agreements : 0.3%
1,405,354
(6)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,406,175,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market Value
plus accrued interest
$1,433,461, due
08/01/33-03/01/54)
1,405,354
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
904,081
(6)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $904,609,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market
Value plus accrued
interest $922,163, due
06/01/36-04/01/54)
$ 904,081
0.0
1,405,354
(6)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $1,406,176,
collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$1,433,461, due
01/01/39-11/01/52)
1,405,354
0.1
1,405,354
(6)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,406,173,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,433,462, due
01/01/28-07/15/58)
1,405,354
0.1
Total Repurchase
Agreements
(Cost $5,120,143)
5,120,143
0.3
Time Deposits : 0.1%
130,000
(6)
Canadian Imperial
Bank of Commerce,
5.310
%,
04/01/2024
(Cost $130,000)
130,000
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Growth Equity Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
130,000
(6)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
04/01/2024
(Cost $130,000)
$ 130,000
0.0
120,000
(6)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024
(Cost $120,000)
120,000
0.0
130,000
(6)
Royal Bank of Canada,
5.320
%,
04/01/2024
(Cost $130,000)
130,000
0.0
130,000
(6)
Skandinaviska
Enskilda Banken AB,
5.310
%,
04/01/2024
(Cost $130,000)
130,000
0.0
120,000
(6)
Societe Generale,
5.310
%,
04/01/2024
(Cost $120,000)
120,000
0.0
Total Time Deposits
(Cost $760,000)
760,000
0.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.3%
4,617,383
(7)
T. Rowe Price
Government
Reserve Fund, 5.400%
(Cost $4,617,383) $ 4,617,383 0.3
Total Short-Term
Investments
(Cost $10,497,526)
10,497,526
0.7
Total Investments in
Securities
(Cost $984,092,592) $ 1,526,620,573 100.5
Liabilities in Excess
of Other Assets (7,793,103) (0.5)
Net Assets $ 1,518,827,470 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2024, the Portfolio held restricted securities with a fair value of $11,148,371 or 0.7% of net assets. Please refer to the table below for additional details.
(4)
Security, or a portion of the security, is on loan.
(5)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Growth Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 227,071,930 $ — $ 3,178,261 $ 230,250,191
Consumer Discretionary 210,098,596 — — 210,098,596
Consumer Staples 2,244,112 — — 2,244,112
Energy 12,377,468 — — 12,377,468
Financials 36,777,582 — — 36,777,582
Health Care 179,883,736 — — 179,883,736
Industrials 42,130,331 7,498,689 — 49,629,020
Information Technology 765,301,820 — 3,696,821 768,998,641
Materials 7,718,856 — — 7,718,856
Total Common Stock 1,483,604,431 7,498,689 6,875,082 1,497,978,202
Preferred Stock — 13,871,556 4,273,289 18,144,845
Short-Term Investments 4,617,383 5,880,143 — 10,497,526
Total Investments, at fair value $ 1,488,221,814 $ 27,250,388 $ 11,148,371 $ 1,526,620,573
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
At March 31, 2024, VY
®
T. Rowe Price Growth Equity Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Ant International Co. - Balanced Owed 8/24/2023 $ 2,301,805 $ 2,321,600
Epic Games, Inc. 6/18/2020 3,029,675 3,178,261
GM Cruise Holdings, LLC Class F 5/7/2019 2,914,525 932,648
Magic Leap, Inc. - Class A 1/20/2016 3,824,971 37,781
Nuro, Inc. - Series C 10/30/2020 1,735,518 543,737
Rappi, Inc. - Series E 9/8/2020 2,299,446 874,425
Sila Nanotechnologies, Inc., - Series F 1/7/2021 1,535,389 754,436
Stripe, Inc. - Class B 12/17/2019 807,094 1,337,440
Waymo LLC., Series A-2 5/8/2020 1,625,552 1,168,043
$ 20,073,975 $ 11,148,371
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 571,421,225
Gross Unrealized Depreciation (28,893,244)
Net Unrealized Appreciation $ 542,527,981